Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

4. Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company had $nil and $1,032,565 in excess of the FDIC insured limit at June 30, 2022 and December 31, 2021, respectively.

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

4. Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. On December 31, 2021, the Company had $1,032,565 in excess of the FDIC insured limit.